SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding Stock Option Plan

	Number of stock options	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2020	1,054,570	$6.28
Exercised	(68,927)	4.99
Assumed on acquisition	405,240	3.77
Expired unexercised	(141,500)	3.22
Outstanding, December 31, 2021	1,249,383	5.88
Expired unexercised	(612,565)	6.16
Outstanding, December 31, 2022	636,818	$5.62
Vested and exercisable, December 31, 2021	1,249,383	$5.88
Vested and exercisable, December 31, 2022	636,818	$5.62

Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled
	Number of DSUs	Fair Value
Outstanding, December 31, 2020	1,124,519	$9,239
Granted	55,245	347
Units paid out in cash	(374,709)	(3,436)
Changes in fair value	-	(3,013)
Outstanding, December 31, 2021	805,055	3,137
Granted	117,643	452
Changes in fair value	-	(121)
Outstanding, December 31, 2022	922,698	$3,468

Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled		Equity Settled
	Number of RSUs	Fair Value	Number of RSUs
Outstanding, December 31, 2020	1,367,490	$5,392	1,533,366
Granted	677,250	4,111	-
Units paid out in cash	(618,357)	(2,484)	-
Assumed on acquisition	328,254	1,590	1,091,395
Vested and paid out in shares	-	-	(655,267)
Transferred from equity to cash settled	260,444	-	(260,444)
Forfeited or cancelled	(155,942)	(54)	(64,589)
Changes in fair value and vesting	-	(3,052)	-
Outstanding, December 31, 2021	1,859,139	5,503	1,644,461
Granted	1,348,538	5,264	-
Units paid out in cash	(1,256,288)	(5,737)	-
Vested and paid out in shares	-	-	(665,305)
Transferred from equity to cash settled	413,864	-	(413,864)
Transferred from cash to equity settled	(155,674)	-	155,674
Forfeited or cancelled	(260,870)	-	(15,111)
Changes in fair value and vesting	-	(1,190)	-
Outstanding, December 31, 2022	1,948,709	3,840	705,855
Less: current portion		(2,350)
Non-current portion		$1,490

Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled		Equity Settled
	Number of PSUs	Fair Value	Number of PSUs
Outstanding, December 31, 2020	-	$-	839,170
Assumed on acquisition	515,008	2,390	508,688
Granted	-	-	1,196,012
Forfeited or cancelled	-	-	(206,798)
Vested and paid out in shares	-	-	(491,185)
Changes in fair value and vesting	-	714	-
Outstanding, December 31, 2021	515,008	3,104	1,845,887
Granted	-	-	824,768
Forfeited or cancelled	-	-	(434,007)
Units paid out in cash	(683,460)	(3,882)	-
Transferred from equity to cash settled	168,452	-	(168,452)
Vested and paid out in shares	-	-	(228,740)
Change in fair value and vesting	-	778	-
Outstanding, December 31, 2022	-	$-	1,839,456